Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of level for liabilities that are measured at fair value using significant unobservable inputs
Warrant Liability
Liability at January 1, 2021	$89
Reclassification to equity	(84)
Liability at September 30, 2021	$5

Warrant liability as of January 1, 2020	$—
Additions to warrant liability	186
Reclassification to equity	(97)
Warrant liability as of December 31, 2020	$89